File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on September 30, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 28

AND

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

(Name and Address of Agent for Service)

Copy to:

Thomas R. Westle, Esq.

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b).

☒	on October 30, 2014 pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(1).

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 28 to the Registration Statement of RENAISSANCE CAPITAL GREENWICH FUNDS (the “Trust” or the “Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until October 30, 2014, the effectiveness of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A related to Renaissance Europe IPO ETF, Renaissance Asia Pacific IPO ETF, Renaissance Technology IPO ETF, Renaissance Consumer IPO ETF, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act on July 18, 2014 (the “Amendment”)..

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut, on this 30th day of September, 2014.

RENAISSANCE CAPITAL GREENWICH FUNDS
(Registrant)
By:	/s/ William K. Smith
William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the following capacities and on the 30th day of September, 2014.

/s/ William K. Smith William K. Smith	President
/s/ Kathleen S. Smith Kathleen Shelton Smith	Vice President, Treasurer, Chief Compliance Officer, Chairperson and Interested Trustee
/s/ Linda R. Killian Linda R. Killian	Vice President, Secretary and Chief Investment Officer
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Gerald W. Puschel* Gerald W. Puschel	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
/s/ Kathleen S. Smith By Kathleen Shelton Smith *Attorney In Fact